Loan interest income (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Summary of interest and other income

	Year ended
Contractual interest	December 31, 2018	December 31, 2017	December 31, 2016
Contractual interest earned on mortgages	136,984	125,980	122,541
Contractual interest earned on other loans	76,924	57,591	62,788
Subtotal contractual interest earned	213,908	183,571	185,329

Amortization
Amortization of fair value hedge	(501)	(722)	(1,120)
Amortization of loan origination fees (net of amortized costs)	5,088	4,171	3,791
Total loan interest income	218,495	187,020	188,000

Balance of unamortized fair value hedge included in loans as at year end	1,992	2,493	3,215
Balance of unamortized loan fees included in loans as at year end	10,010	9,364	6,313